Trade receivables (Details Narrative) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Judicial payment		R$ 701,000
Non Adjusting Event [Member]
IfrsStatementLineItems [Line Items]
Judicial payment received	R$ 55,399